Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 7,671,947	¥ 7,370,330
Trading account assets measured at fair value under fair value option	21,941,994	19,716,612
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	3,521,396	6,078,544
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	5,668,316	7,345,438
Held-to-maturity debt securities, fair value	22,548,633	24,557,514
Equity securities pledged that secured parties are permitted to sell or repledge	708	474
Equity securities measured at fair value	4,553,797	5,649,151
Financing receivable, before allowance for credit loss	130,730,553	128,397,012
Allowance for credit losses	18,192	16,757
Due to trust account and other short-term borrowings measured at fair value under fair value option	301,191	54,159
Long-term debt measured at fair value under fair value option	¥ 200,462	¥ 234,909
Common stock, authorized (in shares)	33,000,000,000	33,000,000,000
Common stock, issued (in shares)	12,337,710,920	12,337,710,920
Treasury stock, shares (in shares)	671,412,525	610,482,347
Asset pledged with permission to sell or repledge
Financing receivable, before allowance for credit loss	¥ 118,142	¥ 124,818